Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities [Abstract]:
Net income (loss)	$ 10,907	$ (193,768)	$ (197,756)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	982	15,606	28,856
Amortization of deferred finance charges	1,090	466	989
Amortization of deferred drydocking costs	232	3,648	7,313
Payments for dry-docking	(750)	(1,607)	(6,414)
Change in fair value of financial instruments	8	(2,038)	(4,202)
Amortization of acquired time charters	0	0	(266)
Stock Based Compensation	15	15	14
Loss on sale of vessels	0	15,590	0
Loss on bad debts	0	327	0
Impairment of vessels and deferred charges	3,564	147,143	188,995
Impairment of goodwill	0	4,365	12,910
Gain on disposal of subsidiaries	(25,719)	0	0
Changes in operating assets and liabilities [Abstract]:
Due from related parties	0	405	(405)
Inventories	(1,005)	1,152	(1,053)
Accounts receivable trade, net	1,025	(1,193)	(765)
Other current assets	1,113	(2,013)	371
Other non-current assets	141	36	3
Trade accounts and other payables	(658)	2,291	255
Accrued expenses	68	486	1,356
Due to related parties	2,914	10,205	(2,928)
Accrued interest	6,788	1,948	927
Deferred revenue - related party	0	(142)	(899)
Deferred revenue	315	(504)	(862)
Net cash provided by operating activities	1,030	2,418	26,439
Cash flows from investing activities [Abstract]:
Proceeds from sale of vessels	3,998	58,933	0
Cash disposed of upon disposal of subsidiaries	(2,005)	(3,531)	0
Cash paid at subsidiary disposal	(1,000)	0	0
Net cash provided by investing activities	993	55,402	0
Cash flows from financing activities [Abstract]:
Net proceeds from issuance of common stock	0	10,000	0
Repayments of long term debt	(5,246)	(98,816)	(53,145)
Deferred finance charges	0	0	(172)
Restricted cash released (retained)	2,000	17,560	(9,175)
Net cash used in financing activities	(3,246)	(71,256)	(62,492)
Net decrease in cash and cash equivalents	(1,223)	(13,436)	(36,053)
Cash and cash equivalents at beginning of period	4,298	17,734	53,787
Cash and cash equivalents at end of period	3,075	4,298	17,734
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]:
Cash paid for interest	$ 0	$ 9,481	$ 11,045